UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/06

The following Form N-Q relates only to Dreyfus Premier International Bond Fund, a series of
Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Premier International Bond Fund July 31, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--95.3%	Rate (%)	Date	Amount ($)	Value ($)

Australia--.4%
Queensland Treasury,
Gov't Gtd. Note, Ser. 11G	6.00	6/14/11	25,000 a	19,104
Belgium--.8%
Belgium Kingdom,
Bonds, Ser. 44	5.00	3/28/35	30,000 a	43,067
Brazil--2.2%
Federal Republic of Brazil,
Bonds	12.50	1/5/16	250,000 a,b	115,491
Canada--2.7%
Canadian Government,
Bonds	5.00	6/1/14	155,000 a	143,299
France--7.8%
Dexia Municipal Agency,
Scd. Notes	0.80	5/21/12	27,000,000 a	225,127
Government of France,
Bonds	4.75	4/25/35	140,000 a	194,368
				419,495
Germany--8.6%
Bundesobligation,
Bonds, Ser. 140	4.50	8/17/07	60,000 a	77,492
Bundesrepublik Deutschland,
Bonds, Ser. 05	3.25	7/4/15	316,000 a	385,044
				462,536
Greece--1.4%
Hellenic Republic,
Bonds	3.70	7/20/15	60,000 a	74,082
Ireland--8.8%
Depfa ACS Bank,
Covered Public Loans	0.75	9/22/08	30,000,000 a	261,390
GE Capital European Funding,
Gtd. Notes	2.99	5/4/11	165,000 a,c	210,802
				472,192
Italy--2.4%
Autostrade SpA,
Gtd. Notes	3.42	6/9/11	100,000 a,c	128,360
Japan--6.4%
Development Bank of Japan,
Gov't. Gtd. Bonds	1.40	6/20/12	8,000,000 a	69,171
Development Bank of Japan,
Gov't. Gtd. Bonds	1.70	9/20/22	27,000,000 a	220,524
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Bonds	1.55	2/21/12	6,000,000 a	52,398
				342,093
Mexico--1.8%
Mexican Bonos,
Bonds, Ser. MI10	8.00	12/19/13	1,085,000 a	97,792
Netherlands--4.9%
Netherlands Government,
Bonds	4.00	1/15/37	215,000 a	264,602
Poland--4.7%

Poland Government,
Bonds, Ser. 0509	6.00	5/24/09	305,000 a	100,978
Poland Government,
Bonds, Ser. 1110	6.00	11/24/10	300,000 a	99,344
Poland Government,
Bonds, Ser. 1015	6.25	10/24/15	155,000 a	52,599
				252,921
SupraNational--2.9%
European Investment Bank,
Sr. Unscd. Notes	1.40	6/20/17	18,700,000 a	154,322
Sweden--4.2%
Swedish Government,
Bonds, Ser. 1050	3.00	7/12/16	1,750,000 a	226,627
United Kingdom--14.4%
FCE Bank,
Notes	4.06	9/30/09	35,000 a,c	41,321
United Kingdom Gilt,
Bonds	4.00	3/7/09	130,000 a	238,557
United Kingdom Gilt,
Bonds	4.75	6/7/10	140,000 a	261,953
United Kingdom Gilt,
Bonds	5.00	9/7/14	120,000 a	229,831
				771,662
United States--20.9%
ASIF III Jersey,
Sr. Unsub. Notes	5.13	5/10/07	160,000 a	206,753
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	10,000	10,213
Citigroup,
Notes	0.80	10/30/08	2,900,000 a	25,216
Citigroup,
Sr. Notes	3.09	6/3/11	100,000 a,c	127,822
Dominion Resources/VA,
Sr. Notes, Ser. D	5.79	9/28/07	25,000 c	25,026
Goldman Sachs Group,
Bonds	3.48	2/4/13	50,000 a,c	63,641
KFW International Finance,
Gtd. Bonds	1.75	3/23/10	26,000,000 a	231,550
National Grid,
Notes	6.30	8/1/16	25,000	25,214
NiSource Finance,
Gtd. Notes	5.76	11/23/09	25,000 c	25,058
ONEOK,
Sr. Unscd. Notes	5.51	2/16/08	25,000	24,933
SABMiller,
Notes	5.78	7/1/09	30,000 c,d	30,016
Windstream,
Sr. Notes	8.13	8/1/13	10,000 d	10,450
Windstream,
Sr. Notes	8.63	8/1/16	5,000 d	5,225
U.S. Treasury,
Notes	4.00	2/15/15	40,000 b	37,353
U.S. Treasury,
Notes	4.25	1/15/12	275,000 b	267,803
				1,116,273
Total Bonds and Notes
(cost $5,051,817)				5,103,918

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
Japanese Yen Currency Future
Nov. 2006 @ 109
(cost $2,680)	100,000	769

Other Investment--4.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $250,000)	250,000 e	250,000

Investment of Cash Collateral
for Securities Loaned--8.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $426,438)	426,438 e	426,438

Total Investments (cost $5,730,935)	108.0%	5,781,125
Liabilities, Less Cash and Receivables	(8.0%)	(426,517)
Net Assets	100.0%	5,354,608

a Principal amount stated in foreign currency.
b All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $420,647 and the total market value of the collateral held by the fund is $426,438.
c Variable rate security--interest rate subject to periodic change.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $45,691 or .9% of net assets.
e Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF OPTIONS WRITTEN July 31, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
Japanese Yen Currency Future
Nov. 2006 @ 106
(premiums received $1,650)	100,000	(359)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)